Income Taxes - Reconciled Tax at Statutory Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates	$ (48.9)	$ (24.6)	$ (84.4)
US state income taxes, net of the federal benefit	(3.1)	(4.3)	(3.0)
Asbestos - effect of foreign exchange	14.9	(1.8)	0.8
Expenses not deductible	(4.9)	(4.7)	(2.5)
US manufacturing deduction	0.0	2.5	2.2
Foreign taxes on domestic income	(34.5)	(34.2)	(2.1)
Amortization of intangibles	0.0	12.4	2.8
Taxes on foreign income	4.5	(3.0)	(5.4)
Net deferred tax liability revaluation	0.2	27.7	0.0
Other items	0.0	1.8	1.1
Total income tax expense	$ (71.8)	$ (28.2)	$ (90.5)
Effective tax rate (as percent)	23.90%	16.20%	24.70%